Remaining performance obligations (Details) $ in Millions	Dec. 31, 2020 CAD ($)
Disclosure of performance obligations [line items]
Remaining performance obligations	$ 6,510
2021
Disclosure of performance obligations [line items]
Remaining performance obligations	3,056
2022
Disclosure of performance obligations [line items]
Remaining performance obligations	1,733
2023
Disclosure of performance obligations [line items]
Remaining performance obligations	637
2024
Disclosure of performance obligations [line items]
Remaining performance obligations	372
2025
Disclosure of performance obligations [line items]
Remaining performance obligations	181
THEREAFTER
Disclosure of performance obligations [line items]
Remaining performance obligations	531
Wireline
Disclosure of performance obligations [line items]
Remaining performance obligations	4,183
Wireline | 2021
Disclosure of performance obligations [line items]
Remaining performance obligations	1,411
Wireline | 2022
Disclosure of performance obligations [line items]
Remaining performance obligations	1,098
Wireline | 2023
Disclosure of performance obligations [line items]
Remaining performance obligations	593
Wireline | 2024
Disclosure of performance obligations [line items]
Remaining performance obligations	371
Wireline | 2025
Disclosure of performance obligations [line items]
Remaining performance obligations	180
Wireline | THEREAFTER
Disclosure of performance obligations [line items]
Remaining performance obligations	530
Wireless
Disclosure of performance obligations [line items]
Remaining performance obligations	2,327
Wireless | 2021
Disclosure of performance obligations [line items]
Remaining performance obligations	1,645
Wireless | 2022
Disclosure of performance obligations [line items]
Remaining performance obligations	635
Wireless | 2023
Disclosure of performance obligations [line items]
Remaining performance obligations	44
Wireless | 2024
Disclosure of performance obligations [line items]
Remaining performance obligations	1
Wireless | 2025
Disclosure of performance obligations [line items]
Remaining performance obligations	1
Wireless | THEREAFTER
Disclosure of performance obligations [line items]
Remaining performance obligations	$ 1